Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 70,438	$ 67,072
Less accumulated depreciation	26,192	25,085
Property, Plant and Equipment, Net	44,246	41,987
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,401	1,401
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,733	20,730
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30,187	27,626
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,061	1,057
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,386	6,542
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	431	429
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,237	2,100
Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,002	$ 7,187